Other Asset and Other Liabilities	9 Months Ended
Sep. 30, 2016
Other Asset and Other Liabilities
Other Asset and Other Liabilities

Note 20 – Other Asset and Other Liabilities

The following table details the Company’s other assets and other liabilities as of the consolidated balance sheet dates.

(In Thousands)	September 30, 2016	December 31, 2015
Other assets:
Prepaid technology expense	1,181	1,409
Prepaid taxes	6,333	—
Fixed assets	1,106	1,269
Prepaid insurance expense	112	227
Security deposits	355	201
Deferred tax asset	256	79
Other	3,553	1,994
Total other assets	$12,896	$5,179
Other liabilities:
Servicing principal and interest payable	$10,736	$9,789
Unapplied cash	4,675	1,025
Accrued professional fees	1,465	1,050
Accounts payable on liability under participation agreements	509	475
Interest payable	3,763	4,833
Accrued tax liability	3,694	—
Cash held as collateral	330	320
Other	1,093	203
Total other liabilities	$26,265	$17,695